SEGMENTED INFORMATION - FFO Reconciliation (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenues		$ 1,482	$ 1,205	$ 2,974	$ 2,536
Other income		62	61	96	87
Direct operating costs	[1]	(618)	(425)	(1,252)	(826)
Share of revenue, other income and direct operating costs from equity-accounted investments		89	26	140	76
Management service costs		(53)	(55)	(98)	(112)
Interest expense		(489)	(402)	(965)	(796)
Current income taxes		(16)	(37)	(44)	(80)
Preferred limited partners equity		(9)	(10)	(20)	(20)
Preferred equity		(6)	(6)	(13)	(13)
Perpetual subordinated notes		(10)	(7)	(17)	(14)
Share of interest and cash taxes from equity accounted investments		(17)	(8)	(27)	(21)
Share of Funds From Operations attributable to non-controlling interests		(76)	(30)	(139)	(230)
Depreciation		(517)	(458)	(1,019)	(887)
Foreign exchange and financial instrument gain		116	172	236	318
Deferred income tax expense (recovery)		(3)	18	11	37
Other		(27)	59	(39)	5
Share of earnings from equity-accounted investments		(97)	(5)	(171)	(9)
Share of earnings from equity-accounted investments		35	(137)	73	(122)
Net income attributable to non-controlling interests		(154)	(39)	(274)	(71)
Share of (loss) earnings from equity-accounted investments		(25)	13	(58)	46
Net income attributable to participating non-controlling interests		41	167	66	352
Hydroelectric
Disclosure of operating segments [line items]
Revenues		682	644	1,439	1,416
Wind
Disclosure of operating segments [line items]
Revenues		424	289	846	608
Utility-scale solar
Disclosure of operating segments [line items]
Revenues		259	174	488	338
Distributed energy & storage
Disclosure of operating segments [line items]
Revenues		113	92	190	156
Sustainable solutions
Disclosure of operating segments [line items]
Revenues		4	6	11	18
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		830	719	1,705	1,491
Other income		173	98	250	130
Direct operating costs		(374)	(231)	(751)	(476)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		629	586	1,204	1,145
Management service costs		(53)	(55)	(98)	(112)
Interest expense		(202)	(182)	(401)	(369)
Current income taxes		(10)	(14)	(20)	(30)
Preferred limited partners equity		(9)	(10)	(20)	(20)
Preferred equity		(6)	(6)	(13)	(13)
Perpetual subordinated notes		(10)	(7)	(17)	(14)
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		339	312	635	587
Attributable to Unitholders | Hydroelectric | North America
Disclosure of operating segments [line items]
Revenues		256	274	559	609
Other income		10	4	16	8
Direct operating costs		(101)	(97)	(204)	(206)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		165	181	371	411
Management service costs		0	0	0	0
Interest expense		(66)	(64)	(134)	(135)
Current income taxes		(2)	(3)	(3)	(4)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		97	114	234	272
Attributable to Unitholders | Hydroelectric | Brazil
Disclosure of operating segments [line items]
Revenues		53	58	112	119
Other income		1	2	2	3
Direct operating costs		(19)	(18)	(37)	(35)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		35	42	77	87
Management service costs		0	0	0	0
Interest expense		(4)	(4)	(8)	(9)
Current income taxes		(1)	(2)	(3)	(4)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		30	36	66	74
Attributable to Unitholders | Hydroelectric | Colombia
Disclosure of operating segments [line items]
Revenues		72	66	151	132
Other income		0	4	1	5
Direct operating costs		(41)	(23)	(76)	(42)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		31	47	76	95
Management service costs		0	0	0	0
Interest expense		(21)	(21)	(43)	(39)
Current income taxes		(1)	(5)	(4)	(12)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		9	21	29	44
Attributable to Unitholders | Wind
Disclosure of operating segments [line items]
Revenues		154	129	324	271
Other income		41	42	51	43
Direct operating costs		(59)	(39)	(118)	(75)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		136	132	257	239
Management service costs		0	0	0	0
Interest expense		(29)	(24)	(60)	(50)
Current income taxes		(4)	(2)	(7)	(5)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		103	106	190	184
Attributable to Unitholders | Utility-scale solar
Disclosure of operating segments [line items]
Revenues		120	110	213	198
Other income		30	15	58	23
Direct operating costs		(33)	(18)	(64)	(45)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		117	107	207	176
Management service costs		0	0	0	0
Interest expense		(26)	(28)	(56)	(55)
Current income taxes		0	(2)	1	(4)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		91	77	152	117
Attributable to Unitholders | Distributed energy & storage
Disclosure of operating segments [line items]
Revenues		61	68	113	129
Other income		12	2	26	5
Direct operating costs		(19)	(17)	(42)	(36)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		54	53	97	98
Management service costs		0	0	0	0
Interest expense		(9)	(8)	(17)	(19)
Current income taxes		(1)	0	(2)	(1)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		44	45	78	78
Attributable to Unitholders | Sustainable solutions
Disclosure of operating segments [line items]
Revenues		114	14	233	33
Other income		29	7	42	9
Direct operating costs		(92)	(10)	(189)	(19)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		51	11	86	23
Management service costs		0	0	0	0
Interest expense		(8)	(1)	(9)	(2)
Current income taxes		(1)	0	(2)	0
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		42	10	75	21
Attributable to Unitholders | Corporate
Disclosure of operating segments [line items]
Revenues		0	0	0	0
Other income		50	22	54	34
Direct operating costs		(10)	(9)	(21)	(18)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		40	13	33	16
Management service costs		(53)	(55)	(98)	(112)
Interest expense		(39)	(32)	(74)	(60)
Current income taxes		0	0	0	0
Preferred limited partners equity		(9)	(10)	(20)	(20)
Preferred equity		(6)	(6)	(13)	(13)
Perpetual subordinated notes		(10)	(7)	(17)	(14)
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		(77)	(97)	(189)	(203)
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues		(194)	(50)	(351)	(129)
Other income		(25)	(2)	(31)	(7)
Direct operating costs		130	26	242	60
Share of revenue, other income and direct operating costs from equity-accounted investments		89	26	140	76
Adjusted EBITDA		0	0	0	0
Management service costs		0	0	0	0
Interest expense		14	6	22	16
Current income taxes		3	2	5	5
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		(17)	(8)	(27)	(21)
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		0	0	0	0
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Revenues		846	536	1,620	1,174
Other income		(86)	(35)	(123)	(36)
Direct operating costs		(374)	(220)	(743)	(410)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		386	281	754	728
Management service costs		0	0	0	0
Interest expense		(301)	(226)	(586)	(443)
Current income taxes		(9)	(25)	(29)	(55)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		(76)	(30)	(139)	(230)
Funds From Operations		$ 0	$ 0	$ 0	$ 0

[1]	Direct operating costs exclude depreciation expense disclosed below.